Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2024	December 31, 2023	Lives (Years)

Vehicles	$5,119,048	$5,119,048	5
Equipment	277,304	265,637	5
Office furniture	129,475	129,475	5
Leasehold improvements	29,422	29,422	5
Office equipment	9,471	9,471	5
Property and equipment, gross	5,564,720	5,553,053
Accumulated depreciation	(2,783,756)	(2,242,866)
Total property and equipment - net	$2,780,964	$3,310,187

Six Months Ended June, 2024

Depreciation and amortization expense for the three months ended June 30, 2024 and 2023 was $264,368 and $277,608, respectively.

Depreciation and amortization expense for the six months ended June 30, 2024 and 2023 was $540,891 and $550,695, respectively.

These amounts are included as a component of general and administrative expenses in the accompanying consolidated statements of operations.

Year ended December 31, 2023

The Company recorded an impairment loss of $105,506 related to items classified as construction in process that were deemed unusable.

During the year ended December 31, 2023, the Company adjusted the balance of its vehicles and related notes payable – vehicles by $24,664 to true up the amounts to their actual balances.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

Note 3 – Property and Equipment

Property and equipment consisted of the following:

	December 31, 2023	December 31, 2022	Estimated Useful Lives (Years)

Equipment	$265,637	$265,637	5
Leasehold improvements	29,422	29,422	5
Vehicles	5,119,048	5,142,828	5
Office furniture	129,475	129,475	5
Office equipment	9,471	9,471	5
Construction in process	-	147,006	5
	5,553,053	5,723,839
Accumulated depreciation	(2,242,866)	(1,134,680)
Total property and equipment - net	$3,310,187	$4,589,159

On April 7, 2021, the Company entered into a Technology License Agreement with Fuel Butler LLC (“Licensor”), under which the Company licensed certain proprietary technology. Under the terms of the license, the Company issued 13,287 shares of its common stock to the Licensor upon signing. The Company also issued 16,608 shares to the Licensor in May 2021 upon the filing of a patent application related to the licensed technology. Upon completion of the Company’s IPO, 23,251 shares were issued to the Licensor. The Company was going to issue up to 36,538 additional shares to the Licensor upon the achievement of certain milestones. In addition, the Company has granted stock options for 26,573 shares at an exercise price of $75.20 per share that will become exercisable for three years after the end of the fiscal year in which certain sales levels were to be achieved using the licensed technology. The Company has the option for four years after the achievement of certain milestones to either acquire the technology or acquire the Licensor for the purchase price of 53,146 of its common shares. Until the Company exercises one of these options, it will share with the Licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology. Under the Technology Agreement, the Company licensed proprietary technology that it believed would enable the Company to expand its services to provide its fuel service in high density areas. Fuel Butler has delivered a purported notice of termination of the Technology Agreement based on certain alleged breaches arising from our failure to issue equity securities to Fuel Butler. The Company has been in communications with Fuel Butler regarding the termination of the Technology Agreement and continues to believe that the Company is in compliance with the Technology Agreement and that the Technology Agreement continues to be in force. While the Company contests Fuel Butler’s claims of breach and contends that in fact Fuel Butler is in breach, the Company has communicated to Fuel Butler that it wishes to terminate the Technology Agreement. The Company has sent a proposal to Fuel Butler whereby it would cease utilizing the Technology and Fuel Butler would return any shares it received under the Technology Agreement. Accordingly, the Company considers the license to be fully impaired and has fully amortized the license as of December 31, 2022.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The impairment loss of $1,987,500 was included in impairment loss during the year ended December 31, 2022.

See Note 9 for details of intangibles from an acquisition during the year ended December 31, 2022.

Additionally, goodwill was considered impaired, and the Company recognized an impairment loss of $166,838, or the remaining balance of goodwill, during the year ended December 31, 2022. This loss was primarily due to the fall in the Company’s stock price and the decrease of the Company’s market capitalization as well as past operating performance. As a consequence, management forecasts were revised, and additional risk factors were applied.

The fair value of the intangibles was estimated using a combination of market comparables (level 1 inputs) and expected present value of future cash flows (level 3 inputs) and as a result impairment was recorded for a total of $482,064.

During the year ended December 31, 2023, the Company recorded an impairment loss of $105,506 related to items classified as construction in process that were deemed unusable.

Depreciation and amortization expense for the years ended December 31, 2023 and 2022 was $1,108,186 and $1,769,621, respectively.

These amounts are included as a component of general and administrative expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2023, the Company adjusted the balance of its vehicles and related notes payable – vehicles by $24,664 to true up the amounts to their actual balances.

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consisted of the following:

	June 30, 2024	December 31, 2023	Estimated Useful Lives (Years)

Vehicle	$88,734	$88,734	5
Accumulated depreciation	(19,588)	(9,992)
Total property and equipment - net	$69,146	$78,742

Depreciation expense for the three months ended June 30, 2024 and 2023 was $4,798 and $1,118, respectively.

Depreciation expense for the six months ended June 30, 2024 and 2023 was $9,596 and $1,118, respectively.